SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION - SARS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 CAD / shares	Dec. 31, 2016 CAD / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | $	$ 5,657	$ 7,224
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Outstanding, beginning of period (in shares)	154,000	43,000
Issued (in shares)	0	135,000
Exercised (in shares)	(2,000)	(23,000)
Expired/forfeited (in shares)	(26,500)	(1,000)
Outstanding, end of period (in shares)	125,500	154,000
Exercisable (in shares)	0	12,000
Vested weighted average intrinsic value (CAD/share) | CAD / shares			CAD (9.88)	CAD (4.08)
Current liabilities for SARS | $	$ 32	$ 165
Non-current liabilities for SARs | $	44	101
Share-based payments | $	$ (174)	$ 408